Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015
C000143790
Account Value [Line Items]
Line Graph and Table Measure Name	SSILX with load
Account Value	$ 17,329	$ 16,350	$ 16,565	$ 16,063	$ 15,215	$ 14,594	$ 14,391	$ 13,973	$ 13,400	$ 13,612	$ 13,543	$ 14,120	$ 14,109	$ 13,693	$ 13,289	$ 13,751	$ 13,035	$ 13,381	$ 12,792	$ 12,515	$ 12,458	$ 11,882	$ 11,011	$ 11,508	$ 11,769	$ 12,266	$ 11,904	$ 11,237	$ 11,825	$ 11,576	$ 11,441	$ 11,689	$ 10,864	$ 11,028	$ 9,823	$ 9,181	$ 10,262	$ 10,825	$ 10,319	$ 11,670	$ 11,389	$ 12,087	$ 11,918	$ 12,312	$ 12,605	$ 11,957	$ 12,573	$ 12,282	$ 12,789	$ 12,584	$ 12,562	$ 12,746	$ 12,206	$ 11,817	$ 11,342	$ 11,104	$ 11,212	$ 10,639	$ 9,354	$ 9,800	$ 10,045	$ 9,577	$ 9,418	$ 9,100	$ 8,749	$ 8,155	$ 9,726	$ 10,650	$ 10,926	$ 10,572	$ 10,490	$ 10,160	$ 9,872	$ 10,130	$ 10,490	$ 9,903	$ 10,510	$ 10,377	$ 10,294	$ 10,088	$ 9,378	$ 9,792	$ 10,006	$ 10,794	$ 10,668	$ 10,950	$ 10,697	$ 10,950	$ 11,203	$ 11,086	$ 11,242	$ 11,816	$ 11,436	$ 11,319	$ 11,366	$ 11,234	$ 11,037	$ 11,000	$ 10,699	$ 10,662	$ 10,258	$ 9,958	$ 9,705	$ 9,667	$ 9,348	$ 9,073	$ 9,201	$ 9,366	$ 9,201	$ 9,229	$ 8,835	$ 9,238	$ 9,275	$ 8,991	$ 8,505	$ 8,780	$ 9,348	$ 9,564	$ 9,679	$ 9,074	$ 9,475
C000143792
Account Value [Line Items]
Line Graph and Table Measure Name	SSIPX
Account Value	$ 19,437	18,331	18,580	17,999	17,045	16,340	16,105	15,635	14,999	15,231	15,138	15,791	15,777	15,298	14,845	15,365	14,552	14,938	14,273	13,953	13,887	13,237	12,269	12,810	13,099	13,514	13,112	12,370	13,011	12,735	12,584	12,697	11,792	11,967	10,645	9,954	11,118	11,737	11,179	12,634	12,331	13,082	12,888	13,313	13,628	12,915	13,575	13,263	13,807	13,575	13,540	13,749	13,147	12,730	12,221	11,943	12,059	11,439	10,066	10,531	10,792	10,292	10,111	9,770	9,396	8,749	10,429	11,427	11,722	11,335	11,247	10,896	10,578	10,842	11,225	10,600	11,236	11,105	11,006	10,776	10,019	10,461	10,677	11,512	11,378	11,677	11,409	11,666	11,924	11,800	11,955	12,553	12,140	12,017	12,067	11,928	11,710	11,680	11,353	11,313	10,887	10,560	10,292	10,243	9,905	9,605	9,750	9,913	9,740	9,769	9,344	9,778	9,807	9,499	8,997	9,277	9,885	10,103	10,216	9,577	10,000
C000143793
Account Value [Line Items]
Line Graph and Table Measure Name	SSIQX
Account Value	$ 19,607	18,492	18,729	18,144	17,182	16,486	16,235	15,761	15,120	15,342	15,261	15,905	15,891	15,422	14,953	15,476	14,658	15,047	14,376	14,054	13,987	13,332	12,346	12,902	13,193	13,598	13,193	12,447	13,092	12,814	12,662	12,776	11,865	12,033	10,704	10,009	11,180	11,801	11,241	12,704	12,399	13,142	12,960	13,386	13,703	12,978	13,641	13,339	13,873	13,641	13,606	13,815	13,211	12,792	12,269	12,001	12,117	11,490	10,112	10,579	10,841	10,340	10,158	9,805	9,429	8,780	10,465	11,456	11,763	11,364	11,277	10,925	10,606	10,870	11,255	10,628	11,266	11,134	11,035	10,804	10,046	10,483	10,700	11,537	11,403	11,692	11,434	11,692	11,950	11,826	11,981	12,580	12,167	12,040	12,089	11,960	11,732	11,702	11,374	11,334	10,907	10,579	10,311	10,261	9,924	9,621	9,756	9,929	9,756	9,775	9,351	9,785	9,813	9,505	9,004	9,283	9,891	10,112	10,225	9,578	10,000
C000014139
Account Value [Line Items]
Line Graph and Table Measure Name	SSAIX
Account Value	$ 19,155	18,068	18,312	17,742	16,791	16,112	15,881	15,419	14,794	15,010	14,932	15,574	15,561	15,102	14,643	15,168	14,368	14,748	14,093	13,778	13,713	13,069	12,114	12,660	12,957	13,354	12,957	12,226	12,871	12,586	12,437	12,561	11,668	11,840	10,533	9,850	11,001	11,612	11,061	12,511	12,211	12,954	12,774	13,194	13,505	12,802	13,455	13,157	13,684	13,455	13,432	13,639	13,043	12,641	12,126	11,862	11,977	11,352	9,990	10,463	10,722	10,227	10,047	9,709	9,327	8,697	10,362	11,352	11,644	11,269	11,182	10,823	10,518	10,779	11,160	10,540	11,182	11,040	10,953	10,725	9,973	10,409	10,635	11,466	11,333	11,630	11,364	11,630	11,887	11,764	11,928	12,524	12,113	11,997	12,047	11,908	11,690	11,661	11,344	11,294	10,869	10,552	10,285	10,245	9,908	9,604	9,739	9,912	9,739	9,768	9,344	9,777	9,816	9,508	8,997	9,277	9,883	10,103	10,216	9,577	10,000
C000014159
Account Value [Line Items]
Line Graph and Table Measure Name	SVSPX
Account Value	$ 38,582	37,817	36,989	35,205	33,119	33,358	35,360	35,833	34,867	35,721	33,743	34,058	33,350	32,566	32,181	31,070	29,604	30,869	29,910	28,398	27,933	26,718	24,484	25,017	26,276	26,704	25,872	24,269	24,167	23,799	22,959	23,535	22,144	23,502	22,260	20,595	22,689	23,661	21,663	23,613	23,571	25,831	24,909	25,679	27,086	25,926	26,114	24,406	25,597	24,844	24,272	23,723	23,562	22,369	21,429	20,855	21,072	20,295	18,290	18,789	19,538	18,231	17,259	16,914	16,145	14,313	16,289	17,755	17,768	17,246	16,647	16,295	15,996	16,264	16,035	14,979	15,999	15,379	15,086	14,621	13,536	14,882	14,590	15,661	15,574	15,085	14,543	14,460	14,122	14,069	14,441	15,001	14,192	14,037	13,618	13,309	13,042	13,002	12,745	12,667	12,493	12,367	12,354	11,882	11,664	11,439	11,031	11,238	11,238	11,225	10,826	10,802	10,614	10,571	9,900	9,916	10,436	10,603	10,574	9,751	10,000
SSGA Index: MSCI ACWI ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 20,293	19,612	19,668	19,023	18,190	17,556	17,596	17,355	16,683	17,013	17,169	18,055	17,581	17,094	16,708	16,723	16,252	16,549	16,047	15,651	15,808	15,052	13,809	14,403	14,873	15,576	14,968	14,325	14,865	14,612	14,263	14,782	13,673	13,776	12,321	11,964	13,292	13,734	13,280	14,529	14,426	15,392	15,368	15,678	16,278	15,632	16,369	15,988	16,516	16,208	16,480	16,587	16,084	15,624	15,429	15,130	15,097	14,323	12,625	12,902	13,227	12,684	12,143	11,618	11,250	10,457	12,228	13,277	13,644	13,077	12,963	12,526	12,212	12,601	12,755	12,031	12,713	12,386	12,313	12,077	11,228	11,761	11,650	12,682	12,624	12,894	12,593	12,834	13,138	12,931	13,163	13,815	13,086	12,800	12,697	12,462	12,235	12,171	11,739	11,702	11,335	11,097	10,823	10,653	10,288	10,032	10,269	10,419	10,292	10,227	9,746	9,897	10,067	9,809	9,071	9,176	9,846	10,035	10,246	9,536	10,000
SSGA Index: MSCI ACWI ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 20,293	19,612	19,668	19,023	18,190	17,556	17,596	17,355	16,683	17,013	17,169	18,055	17,581	17,094	16,708	16,723	16,252	16,549	16,047	15,651	15,808	15,052	13,809	14,403	14,873	15,576	14,968	14,325	14,865	14,612	14,263	14,782	13,673	13,776	12,321	11,964	13,292	13,734	13,280	14,529	14,426	15,392	15,368	15,678	16,278	15,632	16,369	15,988	16,516	16,208	16,480	16,587	16,084	15,624	15,429	15,130	15,097	14,323	12,625	12,902	13,227	12,684	12,143	11,618	11,250	10,457	12,228	13,277	13,644	13,077	12,963	12,526	12,212	12,601	12,755	12,031	12,713	12,386	12,313	12,077	11,228	11,761	11,650	12,682	12,624	12,894	12,593	12,834	13,138	12,931	13,163	13,815	13,086	12,800	12,697	12,462	12,235	12,171	11,739	11,702	11,335	11,097	10,823	10,653	10,288	10,032	10,269	10,419	10,292	10,227	9,746	9,897	10,067	9,809	9,071	9,176	9,846	10,035	10,246	9,536	10,000
SSGA Index: MSCI ACWI ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 20,293	19,612	19,668	19,023	18,190	17,556	17,596	17,355	16,683	17,013	17,169	18,055	17,581	17,094	16,708	16,723	16,252	16,549	16,047	15,651	15,808	15,052	13,809	14,403	14,873	15,576	14,968	14,325	14,865	14,612	14,263	14,782	13,673	13,776	12,321	11,964	13,292	13,734	13,280	14,529	14,426	15,392	15,368	15,678	16,278	15,632	16,369	15,988	16,516	16,208	16,480	16,587	16,084	15,624	15,429	15,130	15,097	14,323	12,625	12,902	13,227	12,684	12,143	11,618	11,250	10,457	12,228	13,277	13,644	13,077	12,963	12,526	12,212	12,601	12,755	12,031	12,713	12,386	12,313	12,077	11,228	11,761	11,650	12,682	12,624	12,894	12,593	12,834	13,138	12,931	13,163	13,815	13,086	12,800	12,697	12,462	12,235	12,171	11,739	11,702	11,335	11,097	10,823	10,653	10,288	10,032	10,269	10,419	10,292	10,227	9,746	9,897	10,067	9,809	9,071	9,176	9,846	10,035	10,246	9,536	10,000
SSGA Index: MSCI ACWI ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 20,293	19,612	19,668	19,023	18,190	17,556	17,596	17,355	16,683	17,013	17,169	18,055	17,581	17,094	16,708	16,723	16,252	16,549	16,047	15,651	15,808	15,052	13,809	14,403	14,873	15,576	14,968	14,325	14,865	14,612	14,263	14,782	13,673	13,776	12,321	11,964	13,292	13,734	13,280	14,529	14,426	15,392	15,368	15,678	16,278	15,632	16,369	15,988	16,516	16,208	16,480	16,587	16,084	15,624	15,429	15,130	15,097	14,323	12,625	12,902	13,227	12,684	12,143	11,618	11,250	10,457	12,228	13,277	13,644	13,077	12,963	12,526	12,212	12,601	12,755	12,031	12,713	12,386	12,313	12,077	11,228	11,761	11,650	12,682	12,624	12,894	12,593	12,834	13,138	12,931	13,163	13,815	13,086	12,800	12,697	12,462	12,235	12,171	11,739	11,702	11,335	11,097	10,823	10,653	10,288	10,032	10,269	10,419	10,292	10,227	9,746	9,897	10,067	9,809	9,071	9,176	9,846	10,035	10,246	9,536	10,000
SPDR ETFs Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 39,076	38,299	37,459	35,646	33,535	33,764	35,780	36,253	35,271	36,132	34,129	34,441	33,721	32,922	32,527	31,400	29,916	31,190	30,218	28,686	28,212	26,986	24,728	25,259	26,524	26,953	26,114	24,495	24,389	24,015	23,164	23,743	22,340	23,706	22,451	20,769	22,876	23,849	21,835	23,800	23,756	26,026	25,094	25,869	27,280	26,110	26,292	24,571	25,770	25,009	24,429	23,872	23,706	22,505	21,561	20,982	21,196	20,411	18,397	18,900	19,647	18,329	17,351	17,012	16,239	14,394	16,422	17,895	17,902	17,378	16,769	16,414	16,112	16,371	16,139	15,077	16,100	15,473	15,179	14,706	13,615	14,967	14,668	15,744	15,655	15,161	14,617	14,527	14,186	14,131	14,500	15,055	14,240	14,083	13,664	13,352	13,082	13,043	12,780	12,701	12,524	12,397	12,382	11,910	11,688	11,461	11,052	11,257	11,255	11,240	10,840	10,812	10,621	10,580	9,908	9,921	10,439	10,607	10,575	9,753	10,000
SSGA Index: MSCI EAFE Net Dividend Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Dividend Index
Account Value	$ 20,424	19,589	19,868	19,439	18,589	17,775	17,847	17,507	16,633	17,020	17,117	18,102	17,936	17,371	16,876	17,153	16,513	16,947	16,408	16,113	16,021	15,212	13,920	14,508	15,022	15,620	15,130	14,472	15,111	14,696	14,341	14,647	13,549	13,539	12,168	11,547	12,739	13,374	12,739	14,042	13,938	14,902	14,806	15,073	15,838	15,067	15,802	15,423	15,884	15,609	15,492	15,668	15,173	14,730	14,399	14,083	14,235	13,603	11,777	12,267	12,594	11,978	11,705	11,320	10,848	10,189	11,759	12,927	13,203	12,787	12,645	12,206	11,866	12,182	12,339	11,648	12,235	11,901	11,826	11,532	10,821	11,373	11,387	12,372	12,266	12,507	12,207	12,358	12,642	12,360	12,586	13,181	12,552	12,354	12,225	12,042	11,750	11,755	11,425	11,445	11,040	10,766	10,478	10,330	10,039	9,707	9,904	10,111	9,988	9,981	9,500	9,830	9,920	9,641	9,052	9,221	9,939	10,075	10,234	9,492	10,000
SSGA Index: MSCI EAFE Net Dividend Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Dividend Index
Account Value	$ 20,424	19,589	19,868	19,439	18,589	17,775	17,847	17,507	16,633	17,020	17,117	18,102	17,936	17,371	16,876	17,153	16,513	16,947	16,408	16,113	16,021	15,212	13,920	14,508	15,022	15,620	15,130	14,472	15,111	14,696	14,341	14,647	13,549	13,539	12,168	11,547	12,739	13,374	12,739	14,042	13,938	14,902	14,806	15,073	15,838	15,067	15,802	15,423	15,884	15,609	15,492	15,668	15,173	14,730	14,399	14,083	14,235	13,603	11,777	12,267	12,594	11,978	11,705	11,320	10,848	10,189	11,759	12,927	13,203	12,787	12,645	12,206	11,866	12,182	12,339	11,648	12,235	11,901	11,826	11,532	10,821	11,373	11,387	12,372	12,266	12,507	12,207	12,358	12,642	12,360	12,586	13,181	12,552	12,354	12,225	12,042	11,750	11,755	11,425	11,445	11,040	10,766	10,478	10,330	10,039	9,707	9,904	10,111	9,988	9,981	9,500	9,830	9,920	9,641	9,052	9,221	9,939	10,075	10,234	9,492	10,000
SSGA Index: MSCI EAFE Net Dividend Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Dividend Index
Account Value	$ 20,424	19,589	19,868	19,439	18,589	17,775	17,847	17,507	16,633	17,020	17,117	18,102	17,936	17,371	16,876	17,153	16,513	16,947	16,408	16,113	16,021	15,212	13,920	14,508	15,022	15,620	15,130	14,472	15,111	14,696	14,341	14,647	13,549	13,539	12,168	11,547	12,739	13,374	12,739	14,042	13,938	14,902	14,806	15,073	15,838	15,067	15,802	15,423	15,884	15,609	15,492	15,668	15,173	14,730	14,399	14,083	14,235	13,603	11,777	12,267	12,594	11,978	11,705	11,320	10,848	10,189	11,759	12,927	13,203	12,787	12,645	12,206	11,866	12,182	12,339	11,648	12,235	11,901	11,826	11,532	10,821	11,373	11,387	12,372	12,266	12,507	12,207	12,358	12,642	12,360	12,586	13,181	12,552	12,354	12,225	12,042	11,750	11,755	11,425	11,445	11,040	10,766	10,478	10,330	10,039	9,707	9,904	10,111	9,988	9,981	9,500	9,830	9,920	9,641	9,052	9,221	9,939	10,075	10,234	9,492	10,000
SSGA Index: MSCI EAFE Net Dividend Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Dividend Index
Account Value	$ 20,424	$ 19,589	$ 19,868	$ 19,439	$ 18,589	$ 17,775	$ 17,847	$ 17,507	$ 16,633	$ 17,020	$ 17,117	$ 18,102	$ 17,936	$ 17,371	$ 16,876	$ 17,153	$ 16,513	$ 16,947	$ 16,408	$ 16,113	$ 16,021	$ 15,212	$ 13,920	$ 14,508	$ 15,022	$ 15,620	$ 15,130	$ 14,472	$ 15,111	$ 14,696	$ 14,341	$ 14,647	$ 13,549	$ 13,539	$ 12,168	$ 11,547	$ 12,739	$ 13,374	$ 12,739	$ 14,042	$ 13,938	$ 14,902	$ 14,806	$ 15,073	$ 15,838	$ 15,067	$ 15,802	$ 15,423	$ 15,884	$ 15,609	$ 15,492	$ 15,668	$ 15,173	$ 14,730	$ 14,399	$ 14,083	$ 14,235	$ 13,603	$ 11,777	$ 12,267	$ 12,594	$ 11,978	$ 11,705	$ 11,320	$ 10,848	$ 10,189	$ 11,759	$ 12,927	$ 13,203	$ 12,787	$ 12,645	$ 12,206	$ 11,866	$ 12,182	$ 12,339	$ 11,648	$ 12,235	$ 11,901	$ 11,826	$ 11,532	$ 10,821	$ 11,373	$ 11,387	$ 12,372	$ 12,266	$ 12,507	$ 12,207	$ 12,358	$ 12,642	$ 12,360	$ 12,586	$ 13,181	$ 12,552	$ 12,354	$ 12,225	$ 12,042	$ 11,750	$ 11,755	$ 11,425	$ 11,445	$ 11,040	$ 10,766	$ 10,478	$ 10,330	$ 10,039	$ 9,707	$ 9,904	$ 10,111	$ 9,988	$ 9,981	$ 9,500	$ 9,830	$ 9,920	$ 9,641	$ 9,052	$ 9,221	$ 9,939	$ 10,075	$ 10,234	$ 9,492	$ 10,000